Borrowings - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal borrowings, beginning balance	$ 11,389	$ 12,071
Transaction costs, beginning balance	(51)	(108)
Cash flows	(352)	(773)
Capitalization of borrowing costs	0	(10)
Effects of movements in exchange rates	(12)	34
Other	10	67
Principal borrowings, ending balance	11,035	11,389
Transaction costs, ending balance	(41)	(51)
Cost
Disclosure of detailed information about borrowings [line items]
Principal borrowings, beginning balance	11,440	12,179
Cash flows	(352)	(773)
Effects of movements in exchange rates	(12)	34
Principal borrowings, ending balance	$ 11,076	$ 11,440